Fair Value of Financial Assets and Liabilities-Estimated Fair Value (Details) - Fair Value - not measured at fair value - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments
Financial Assets	$ 27,185,188	$ 27,884,761
Financial Liabilities	27,161,529	26,700,132
Level 1
Disclosure of detailed information about financial instruments
Financial Assets	2,165,023	2,844,029
Financial Liabilities	9,278,132	8,749,866
Level 2
Disclosure of detailed information about financial instruments
Financial Liabilities	5,921,498	5,629,969
Level 3
Disclosure of detailed information about financial instruments
Financial Assets	25,020,165	25,040,732
Financial Liabilities	11,961,899	12,320,297
Cash and other transactions
Disclosure of detailed information about financial instruments
Financial Assets	1,405,002	1,670,842
Cash and other transactions | Level 1
Disclosure of detailed information about financial instruments
Financial Assets	1,405,002	1,670,842
Cash and due from banks
Disclosure of detailed information about financial instruments
Financial Assets	1,057,393	1,408,167
Cash and due from banks | Level 1
Disclosure of detailed information about financial instruments
Financial Assets	1,057,393	1,408,167
Transactions in the course of collection
Disclosure of detailed information about financial instruments
Financial Assets	255,968	206,972
Transactions in the course of collection | Level 1
Disclosure of detailed information about financial instruments
Financial Assets	255,968	206,972
Cash collateral on securities borrowed and reverse repurchase agreements
Disclosure of detailed information about financial instruments
Financial Assets	91,641	55,703
Cash collateral on securities borrowed and reverse repurchase agreements | Level 1
Disclosure of detailed information about financial instruments
Financial Assets	91,641	55,703
Loans and advances to banks
Disclosure of detailed information about financial instruments
Financial Assets	760,021	1,173,187
Loans and advances to banks | Level 1
Disclosure of detailed information about financial instruments
Financial Assets	760,021	1,173,187
Domestic banks
Disclosure of detailed information about financial instruments
Financial Assets	119,998	208,354
Domestic banks | Level 1
Disclosure of detailed information about financial instruments
Financial Assets	119,998	208,354
Central Bank of Chile
Disclosure of detailed information about financial instruments
Financial Assets	350,916	700,341
Central Bank of Chile | Level 1
Disclosure of detailed information about financial instruments
Financial Assets	350,916	700,341
Foreign banks
Disclosure of detailed information about financial instruments
Financial Assets	289,107	264,492
Foreign banks | Level 1
Disclosure of detailed information about financial instruments
Financial Assets	289,107	264,492
Loans to customers
Disclosure of detailed information about financial instruments
Financial Assets	25,020,165	25,040,732
Loans to customers | Level 3
Disclosure of detailed information about financial instruments
Financial Assets	25,020,165	25,040,732
Commercial loans
Disclosure of detailed information about financial instruments
Financial Assets	13,477,466	13,998,477
Commercial loans | Level 3
Disclosure of detailed information about financial instruments
Financial Assets	13,477,466	13,998,477
Residential mortgage loans
Disclosure of detailed information about financial instruments
Financial Assets	7,769,694	7,313,953
Residential mortgage loans | Level 3
Disclosure of detailed information about financial instruments
Financial Assets	7,769,694	7,313,953
Consumer loans
Disclosure of detailed information about financial instruments
Financial Assets	3,773,005	3,728,302
Consumer loans | Level 3
Disclosure of detailed information about financial instruments
Financial Assets	3,773,005	3,728,302
Current and saving accounts and other financial obligations
Disclosure of detailed information about financial instruments
Financial Liabilities	20,540,105	20,349,708
Current and saving accounts and other financial obligations | Level 1
Disclosure of detailed information about financial instruments
Financial Liabilities	9,278,132	8,749,866
Current and saving accounts and other financial obligations | Level 3
Disclosure of detailed information about financial instruments
Financial Liabilities	11,261,973	11,599,842
Current accounts and other demand deposits
Disclosure of detailed information about financial instruments
Financial Liabilities	8,915,706	8,321,148
Current accounts and other demand deposits | Level 1
Disclosure of detailed information about financial instruments
Financial Liabilities	8,915,706	8,321,148
Transactions in the course of payment
Disclosure of detailed information about financial instruments
Financial Liabilities	29,871	25,702
Transactions in the course of payment | Level 1
Disclosure of detailed information about financial instruments
Financial Liabilities	29,871	25,702
Cash collateral on securities lent and reverse repurchase agreements
Disclosure of detailed information about financial instruments
Financial Liabilities	195,392	216,817
Cash collateral on securities lent and reverse repurchase agreements | Level 1
Disclosure of detailed information about financial instruments
Financial Liabilities	195,392	216,817
Saving accounts and time deposits
Disclosure of detailed information about financial instruments
Financial Liabilities	10,073,030	10,563,751
Saving accounts and time deposits | Level 3
Disclosure of detailed information about financial instruments
Financial Liabilities	10,073,030	10,563,751
Borrowings from financial institutions
Disclosure of detailed information about financial instruments
Financial Liabilities	1,188,943	1,036,091
Borrowings from financial institutions | Level 3
Disclosure of detailed information about financial instruments
Financial Liabilities	1,188,943	1,036,091
Other financial obligations
Disclosure of detailed information about financial instruments
Financial Liabilities	137,163	186,199
Other financial obligations | Level 1
Disclosure of detailed information about financial instruments
Financial Liabilities	137,163	186,199
Debt issued
Disclosure of detailed information about financial instruments
Financial Liabilities	6,621,424	6,350,424
Debt issued | Level 2
Disclosure of detailed information about financial instruments
Financial Liabilities	5,921,498	5,629,969
Debt issued | Level 3
Disclosure of detailed information about financial instruments
Financial Liabilities	699,926	720,455
Letters of credit for residential purposes
Disclosure of detailed information about financial instruments
Financial Liabilities	22,542	30,918
Letters of credit for residential purposes | Level 2
Disclosure of detailed information about financial instruments
Financial Liabilities	22,542	30,918
Letters of credit for general purposes
Disclosure of detailed information about financial instruments
Financial Liabilities	2,532	4,303
Letters of credit for general purposes | Level 2
Disclosure of detailed information about financial instruments
Financial Liabilities	2,532	4,303
Bonds
Disclosure of detailed information about financial instruments
Financial Liabilities	5,896,424	5,594,748
Bonds | Level 2
Disclosure of detailed information about financial instruments
Financial Liabilities	5,896,424	5,594,748
Subordinated bonds
Disclosure of detailed information about financial instruments
Financial Liabilities	699,926	720,455
Subordinated bonds | Level 3
Disclosure of detailed information about financial instruments
Financial Liabilities	$ 699,926	$ 720,455